CONSOLIDATED STATMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Gold revenue	$ 1,762,264	$ 1,788,928
Cost of sales
Production costs (Note 19)	(493,389)	(407,865)
Depreciation and depletion	(378,892)	(301,491)
Royalties and production taxes	(121,431)	(121,285)
Total cost of sales	(993,712)	(830,641)
Gross profit	768,552	958,287
General and administrative	(50,185)	(45,605)
Share-based payments (Note 12)	(22,571)	(17,129)
Gains on disposals of property, plant and equipment	22,463	0
(Impairment) reversal of impairment of long-lived assets (Note 8)	(5,905)	174,309
Write-down of mineral property interests (Note 8)	(15)	(11,353)
Community relations	(3,072)	(6,484)
Foreign exchange losses	(5,895)	(15,301)
Share of net income of associates (Note 8)	17,543	22,167
Other	(6,282)	(5,957)
Operating income	714,633	1,052,934
Interest and financing expense	(11,798)	(15,803)
Gains (losses) on derivative instruments (Note 14)	24,373	(5,706)
Other	(981)	3,003
Income from operations before taxes	726,227	1,034,428
Current income tax, withholding and other taxes (Note 16)	(270,669)	(309,913)
Deferred income tax recovery (expense) (Note 16)	5,267	(52,102)
Net income	460,825	672,413
Attributable to:
Shareholders of the Company	420,065	628,063
Non-controlling interests (Note 13)	$ 40,760	$ 44,350
Earnings per share (attributable to shareholders of the Company)
Basic (in USD per share)	$ 0.40	$ 0.60
Diluted (in USD per share)	$ 0.40	$ 0.59
Weighted average number of common shares outstanding (in thousands)
Basic (in shares)	1,053,809	1,043,385
Diluted (in shares)	1,061,542	1,056,302